Expense Example - John Hancock Disciplined Value Select ETF - N/A	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	$ 488